Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 250		$ (4,876,287)	$ (4,876,037)
Balance (in Shares) at Dec. 31, 2021	2,500,000
Remeasurement of redeemable shares to redemption value			(998,892)	(998,892)
Net (loss) income			1,623,367	1,623,367
Balance at Dec. 31, 2022	$ 250		(4,251,812)	(4,251,562)
Balance (in Shares) at Dec. 31, 2022	2,500,000
Remeasurement of redeemable shares to redemption value			(266,790)	(266,790)
Excise duty in connection with redemption of redeemable shares			(341,988)	(341,988)
Net (loss) income			(946,841)	(946,841)
Balance at Mar. 31, 2023	$ 250		(5,807,431)	(5,807,181)
Balance (in Shares) at Mar. 31, 2023	2,500,000
Balance at Dec. 31, 2022	$ 250		(4,251,812)	(4,251,562)
Balance (in Shares) at Dec. 31, 2022	2,500,000
Remeasurement of redeemable shares to redemption value			(515,846)	(515,846)
Excise duty in connection with redemption of redeemable shares			(391,544)	(391,544)
Net (loss) income			(2,574,642)	(2,574,642)
Balance at Dec. 31, 2023	$ 250		(7,733,844)	(7,733,594)
Balance (in Shares) at Dec. 31, 2023	2,500,000
Remeasurement of redeemable shares to redemption value			(145,252)	(145,252)
Net (loss) income			(530,177)	(530,177)
Balance at Mar. 31, 2024	$ 250		$ (8,409,273)	$ (8,409,023)
Balance (in Shares) at Mar. 31, 2024	2,500,000